Debt (Aggregate Maturities Of Long-Term Debt) (Details) - USD ($) $ in Millions	May. 31, 2015	May. 25, 2014
Debt Disclosure [Abstract]
2016	$ 15.0
2017	15.0
2018	755.0
2019	0.0
2020	0.0
Thereafter	693.0
Long-term debt	$ 1,478.0	$ 2,500.0